RESTRUCTURING COSTS - Narrative (Q1) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft² rental_location	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Lease cost	$ 400	$ 600	$ 2,000	$ 2,200
Lease reserve	3,000		4,200
Valuation adjustments	351
Restructuring costs			$ 300
Number of properties under lease termination agreement | rental_location			12
Number of properties under lease termination agreement, rental area | ft²			62,113
Payment made to release all future obligations			$ 400
Accounts Payable and Accrued Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	1,300		1,700
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1,700		$ 1,900